Income Tax (Details) - Schedule of the Deferred Tax Assets - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets, net:
Net operating loss carryforwards	$ 112
Less: valuation allowance	(112)		$ (140)
Deferred tax assets, net